Provisions - Restructuring-related provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 2,972	€ 2,498	€ 2,115
Restructuring provision
Disclosure of other provisions [line items]
Provisions	94	116	€ 140
Restructuring provision | Diagnosis & Treatment
Disclosure of other provisions [line items]
Provisions	34	36
Restructuring provision | Connected Care
Disclosure of other provisions [line items]
Provisions	19	18
Restructuring provision | Personal Health
Disclosure of other provisions [line items]
Provisions	15	7
Restructuring provision | Other
Disclosure of other provisions [line items]
Provisions	€ 26	€ 56